Long-Term Equity Investments - Additional Information (Detail) $ in Thousands, $ in Millions						12 Months Ended
	May 17, 2019 CAD ($) shares	Aug. 10, 2018 USD ($)	Aug. 10, 2018 CAD ($)	Jul. 17, 2018 CAD ($) shares	May 10, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Apr. 25, 2018 USD ($)
Long term investments - common shares held [line items]
Fair value						$ 309,757	$ 164,753
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities						17,824	47,734
Disposition of investments, Realised gain						0	245,715
Payment for acquiring equity or debt instruments of other entities						909	5,863
First Majestic [member]
Long term investments - common shares held [line items]
Number of common shares received | shares					20,914,590
Fair value of shares received					$ 151,000
Fair value						248,137	$ 123,187
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities						5,000
Disposition of investments, Realised gain						$ 500
Percentage of outstanding shares owned						9.73%	11.00%
Number of shares disposed off | shares						675,000
Tradewind Markets, Inc [member]
Long term investments - common shares held [line items]
Fair value								$ 1,000
Adventus Zinc [member]
Long term investments - common shares held [line items]
Fair value				$ 6
Number of shares acquired | shares	1,371,711			7,093,392
Percentage of issued and outstanding common shares				9.99%
Payment for acquiring equity or debt instruments of other entities	$ 1
Adventus Zinc [member] | Other intangible assets [member]
Long term investments - common shares held [line items]
Price paid for right of first refusal on new streaming agreements				$ 1
Arizona Mining Inc. [member]
Long term investments - common shares held [line items]
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 48,000	$ 62
Disposition of investments, Realised gain		$ 34,000
Other LongTerm Investments [Member]
Long term investments - common shares held [line items]
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities						$ 13,000
Disposition of investments, Realised loss						$ 8,000